DIAMOND HILL FUNDS

EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated February 28, 2016 (as supplemented on January 3, 2017) filed under Rule 497(e) of the Securities Act of 1933, as amended, with the Securities and Exchange Commission on January 3, 2017 (Accession No. 0001193125-17-000357) with respect to the Diamond Hill Small Cap Fund, Diamond Hill Small-Mid Cap Fund, Diamond Hill Mid Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill Select Fund, Diamond Hill Long-Short Fund, Diamond Hill Research Opportunities Fund, Diamond Hill Financial Long-Short Fund, Diamond Hill Corporate Credit Fund, and Diamond Hill High Yield Fund.